Income Taxes	3 Months Ended
Sep. 27, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
– INCOME TAXES

The effective tax rate for the three months ended September 27, 2014 was 11.4% compared to 29.2% for the three months ended September 28, 2013. The effective tax rate for the three months ended September 27, 2014 was impacted by changes to the estimated jurisdictional mix of income and the new corporate structure attributable to the acquisition of Elan. Additionally, the effective tax rate for the three months ended September 28, 2013 was unfavorably impacted by Israel tax rate changes in the amount of $1.8 million and favorably impacted by United Kingdom tax rate changes in the amount of $4.7 million as discussed further below.
In fiscal 2011, Israel enacted new tax legislation that reduced the effective tax rate to 10% for 2011 and 2012, 7% for 2013 and 2014, and 6% thereafter for certain qualifying entities that elect to be taxed under the new legislation. This legislation was rescinded as announced in the Official Gazette on August 5, 2013. The new legislation enacted a 9% rate for certain qualifying entities that elect to be taxed under the new legislation. The Company has two entities that had previously elected the new tax legislation for years after fiscal 2011. For all other entities that do not qualify for this reduced rate, the tax rate has been increased from 25% to 26.5%. These rates were applicable to Perrigo as of the first quarter of fiscal 2014 and unfavorably impacted the effective tax rate in the amount of $1.8 million.

In July 2013, the United Kingdom passed legislation reducing the statutory rate to 21% and 20% effective April 1, 2014 and April 1, 2015, respectively. These rates were applicable to Perrigo as of the first quarter of fiscal 2014 and favorably impacted the effective tax rate in the amount of $4.7 million.

In December 2013, Mexico enacted legislation to rescind the scheduled rate reductions and maintain the 30% corporate tax rate for 2014 and future years. This rate was applicable to Perrigo as of June 30, 2013.

The Company's tax rate is subject to adjustment over the balance of the fiscal year due to, among other things, income tax rate changes by governments; the jurisdictions in which the Company's profits are determined to be earned and taxed, and the relative amounts of income in these jurisdictions; changes in the valuation of the Company's deferred tax assets and liabilities; adjustments to estimated taxes upon finalization of various tax returns; the resolution of any pending or future tax audit, examination or challenge; adjustments to the Company's interpretation of transfer pricing standards, changes in available tax credits, grants and other incentives; changes in stock-based compensation expense; changes in tax laws or the interpretation of such tax laws (for example, proposals for fundamental U.S. international tax reform); changes in U.S. generally accepted accounting principles; expiration or the inability to renew tax rulings or tax holiday incentives; and the repatriation of earnings with respect to which the Company has not previously provided for taxes.

The total liability for uncertain tax positions was $291.5 million and $205.4 million as of September 27, 2014 and June 28, 2014, respectively, before considering the federal tax benefit of certain state and local items. This increase is primarily due to the adoption of ASU 2013-11 concerning the offset of applicable deferred tax assets for net operating loss, tax credit or other similar carryforwards. See Note 1 for additional information regarding the adoption.

The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expense. The total amount accrued for interest and penalties in the liability for uncertain tax positions was $42.3 million and $45.3 million as of September 27, 2014 and June 28, 2014, respectively.

The Company’s primary income tax jurisdictions are Ireland, the U.S. and Israel.  Because the Company files income tax returns in Ireland, the U.S. (including various state and local jurisdictions), Israel and numerous other jurisdictions, it is subject to audits by tax authorities from several jurisdictions.

Although we believe that our tax estimates are reasonable and that we prepare our tax filings in accordance with all applicable tax laws, the final determination with respect to any tax audit, and any related litigation, could be materially different from our estimates or from our historical income tax provisions and accruals. The results of an audit or litigation could have a material effect on operating results or cash flows in the periods for which that determination is made. In addition, future period earnings may be adversely impacted by litigation costs, settlements, penalties, or interest assessments.

    Currently, the IRS is auditing fiscal years 2009 and 2010, and the Israel Tax Authority is auditing fiscal years 2011 and 2012. In regards to the IRS audit for fiscal years 2009 and 2010, the Company has agreed on certain adjustments and has made associated payments of $8.0 million, inclusive of interest, but remains under audit for those years. On August 27, 2014, the Company received a statutory notice of deficiency from the IRS related to fiscal years 2009 and 2010. The incremental tax liability asserted by the IRS for these periods is approximately $43.0 million, exclusive of interest and penalties. The IRS has asserted various positions, including transfer pricing. As the Company disagrees with positions asserted by the IRS, it intends to contest the IRS’s positions through applicable procedures in either the U.S. Tax Court or U.S. Federal court, the latter of which would require the Company to pay the asserted liability, plus interest and penalties, prior to initiating any refund litigation. The unfavorable resolution of this matter could have a material impact on the Company's consolidated financial statements in future periods. There are numerous other income tax jurisdictions for which tax returns are not yet settled, none of which are individually significant. At this time, the Company cannot predict the outcome of any audit or related litigation.